Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Reconciliation Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		$ 2,556
Ending Balance		1,552		$ 2,556
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		274	[1],[2]	2,720
Gains / (losses) recognized in OCI		(6,793)		(1,883)
Amount reclassified to net income as the hedged item affects net income		(429)		(563)
Ending Balance	[1],[2]	(6,948)		274
Active hedges		(5,512)		(1,225)
Discontinued hedges		(1,436)		1,499
Cash Flow Hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		578	[1],[2]	3,529
Gains / (losses) recognized in OCI		(8,448)		(2,462)
Amount reclassified to net income as the hedged item affects net income		(334)		(489)
Ending Balance	[1],[2]	(8,204)		578
Active hedges		(6,713)		(921)
Discontinued hedges		(1,491)		1,499
Cash Flow Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(483)	[1],[2]	(759)
Gains / (losses) recognized in OCI		1,684		266
Amount reclassified to net income as the hedged item affects net income		22		10
Ending Balance	[1],[2]	1,223	[3]	(483)
Active hedges		1,168		(483)
Discontinued hedges		55
Cash Flow Hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		179	[1],[2]	(50)
Gains / (losses) recognized in OCI		(29)		313
Amount reclassified to net income as the hedged item affects net income		(117)		(84)
Ending Balance	[1],[2]	33		179
Active hedges		33		179
Net Investment Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(1,263)	[1],[2]	(1,939)
Gains / (losses) recognized in OCI		(457)		676
Amount reclassified to net income as the hedged item affects net income		(3)
Ending Balance	[1],[2]	(1,723)		(1,263)
Active hedges		(1,723)		(1,263)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(989)	[1],[2]	781
Gains / (losses) recognized in OCI		(7,250)		(1,207)
Amount reclassified to net income as the hedged item affects net income		(432)		(563)
Ending Balance	[1],[2]	(8,671)		(989)
Active hedges		(7,235)		(2,488)
Discontinued hedges		$ (1,436)		$ 1,499

[1]	Tax balance related to cash flow hedges accumulated other comprehensive income was $1,819 million as at October 31, 2022 ($(89) million as at October 31, 2021).
[2]	Tax balance related to net investment hedges accumulated other comprehensive income was $466 million as at October 31, 2022 ($341 million as at October 31, 2021).
[3]	Includes derivatives entered into in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.